Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,467	$ 2,095
Less: accumulated depreciation	(1,771)	(1,431)
Net property and equipment	696	664
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	255	227
Data Center Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,230	1,011
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	814	692
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	90	90
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 78	$ 75